Note 16 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Breakdown by entities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Joint ventures	€ 256	€ 229	€ 243
Associates	1,332	536	636
Investments In Subsidiaries Joint Ventures And Associates	1,588	765	879	€ 4,509
Fideicomiso 1729 invex enajenacion de cartera [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Joint ventures	53	57	66
Fideicomiso F 403853 5 BBVA Bancomer ser.zibata [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Joint ventures	27	33	44
PSA Finance Argentina S A [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Joint ventures	14	21	23
Altura Markets, S.V., S.A. [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Joint ventures	64	19	20
RCI Colombia [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Joint ventures	19	17	0
Other joint ventures [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Joint ventures	79	82	91
Metrovacesa Suelo y Promocion S A [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	697	208	0
Testa Residencial SOCIMI SAU [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	444	91	0
Metrovacesa Promocion y Arrendamientos S A [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	0	67	0
Atom Bank PLC [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	66	43	0
Brunara SICAV, S.A. [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	0	0	54
Metrovacesa S.A. [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	0	0	351
Servired Sociedad de Medios de Pago S A [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	9	11	92
Other associates [Member]
Investments In Subsidiaries Joint Ventures And Associates [Line Items]
Associates	€ 116	€ 116	€ 139